Principal Changes in Scope of Consolidation in the Period and Amendments to Principal Agreements - Principal Changes in Scope of Consolidation (Details)
$ / shares in Units, € in Millions, $ in Millions
		6 Months Ended			12 Months Ended
		Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	May 30, 2024 EUR (€)	May 30, 2024 USD ($) $ / shares
Disclosure of detailed information about business combination [line items]
Net cash flow on acquisition | €	[1]	€ 1,885		€ 2,465	€ 3,870
Name of acquiree		Inhibrx, Inc	Inhibrx, Inc
Assets Acquisition
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value							$ 2,035
Identifiable intangible assets recognised as of acquisition date							$ 1,908
Net cash flow on acquisition			$ 2,035
Assets Acquisition Nominal Value | €						€ 300
Assets Acquisition, Purchase Price Per Share | $ / shares							$ 5.00

[1]	For the six months ended June 30, 2024, this line item includes the net cash outflow arising from the acquisition of Inhibrx, Inc. (see Note B.1.1.). For the six months ended June 30, 2023, this line includes the net cash outflow arising from the acquisition of Provention Bio Inc. For the year ended December 31, 2023, it includes the net cash outflow arising from the acquisitions of Provention Bio Inc and QRIB.